Goodwill - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)
Goodwill [Line Items]
Goodwill	¥ 869,421,000	¥ 20,596,000		$ 136,431
Goodwill impairment provision	0	¥ 0	¥ 0
Acquisition of Dr. WU Mainland China Business
Goodwill [Line Items]
Goodwill	134,000					¥ 134,433,000
Acquisition of Eve Lom
Goodwill [Line Items]
Goodwill	¥ 711,000				¥ 742,623,000